USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2022 (unaudited)

Besides the following listed commodity futures contracts and money market funds of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at September 30, 2022.

The following commodity futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2022:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts
LME Zinc Futures LX, October 2022 contracts	9	$713,920	Oct-22	$(34,870)	(0.4)%
ICE Low Sulphur Gasoil Futures QS, December 2022 contracts	7	698,850	Dec-22	(67,275)	(0.8)%
ICE Brent Crude Futures CO, February 2023 contracts	8	745,010	Dec-22	(89,090)	(1.0)%
LME Zinc Futures LX, February 2023 contracts	9	648,078	Feb-23	13,085	0.2%
	33	2,805,858		(178,150)	(2.0)%
United States Contracts
NYMEX NY Harbour ULSD Futures HO, December 2022 contracts	5	734,899	Nov-22	(78,229)	(0.9)%
NYMEX RBOB Gasoline Futures RB, December 2022 contracts	7	676,309	Nov-22	(6,313)	(0.1)%
ICE Cotton Futures CT, December 2022 contracts	14	771,838	Dec-22	(174,458)	(2.0)%
ICE Cocoa Futures CC, December 2022 contracts	28	647,430	Dec-22	11,690	0.1%
CME Lean Hogs Futures LH, December 2022 contracts	21	638,310	Dec-22	1,980	0.0	%(a)
CBOT Soybean Meal Futures SM, December 2022 contracts	15	635,470	Dec-22	(30,970)	(0.3)%
CBOT Soybean Oil Futures BO, December 2022 contracts	17	681,078	Dec-22	(53,166)	(0.6)%
ICE Coffee Futures KC, December 2022 contracts	8	639,975	Dec-22	24,675	0.3%
COMEX Silver Futures SI, December 2022 contracts	7	655,280	Dec-22	11,085	0.1%
ICE Sugar #11 Futures SB, May 2023 contracts	33	626,965	Apr-23	(862)	(0.0	)%(b)

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2022 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
United States Contracts (continued)
NYMEX WTI Crude Oil Futures CL, July 2023 contracts	9	$749,910	Jun-23	$(99,210)	(1.1)%
	164	7,457,464		(393,778)	(4.5)%
Open Commodity Futures Contracts - Short(c)
Foreign Contracts
LME Zinc Futures LX, October 2022 contracts	9	(676,797)	Oct-22	(2,253)	(0.0)%	(b)
	9	(676,797)		(2,253)	(0.0)%	(b)
Total Open Commodity Futures Contracts(d)	206	$9,586,525		$(574,181)	(6.5)%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States – Money Market Funds
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.99%(e)	7,659,000	7,659,000	86.3%
Total Money Market Funds
(Cost $7,659,000)		$7,659,000	86.3%
Total Investments
(Cost $7,659,000)		$7,084,819	79.8%
Other Assets in Excess of Liabilities		1,792,258	20.2%
Total Net Assets		$8,877,077	100.0%

(a)	Position represents less than 0.05%.
(b)	Position represents greater than (0.05)%.
(c)	All short contracts are offset by long positions in commodity futures contracts and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the SDCI).
(d)	Collateral amounted to $1,802,622 on open commodity futures contracts.
(e)	Reflects the 7-day yield at September 30, 2022.

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2022 (unaudited) (concluded)

Summary of Investments by Country^
United States	102.5%
United Kingdom	(2.5)
100.0%

^	As a percentage of total investments.